Transactions with shareholders, related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 1,121,915	S/ 978,713
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	307,269	341,796
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,429,184	1,320,509
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,076,393	931,746
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	247,187	264,397
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,323,580	1,196,143
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	45,522	46,967
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	60,082	77,399
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 105,604	S/ 124,366